WARRANTS	12 Months Ended
Dec. 31, 2023
Warrants
WARRANTS

NOTE F - WARRANTS

The following table summarizes warrant activity through December 31, 2023:

	Warrants Issued	Weighted-Average Exercise Price

Warrants outstanding – December 31, 2021	199,000	$1.07

Granted	-	-
Canceled	(12,500)	1.00
Exercised	(25,000)	1.00

Warrants outstanding – December 31, 2022	161,500	1.09
Granted	-
Canceled	(11,500)	1.00
Exercised	-
Warrants outstanding – December 31, 2023	150,000	$1.10

Additional information regarding the warrants outstanding as of December 31, 2023 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
$1.10	150,000	4.3 Years	150,000

Pre-funded Warrant

On December 27, 2021, the Company entered into an exchange agreement with Sanovas Ophthalmology (the “Exchange Agreement”) pursuant to which it exchanged 28,014,540 shares of common stock (the “Exchange Securities”) held by Sanovas Ophthalmology for a pre-funded warrant (the “Pre-funded Warrant”) to purchase up to an aggregate of 28,014,540 shares of the Company’s common stock. The Pre-funded Warrant is immediately exercisable at an exercise price of $0.0001 per share and terminates when exercised in full. As part of the Exchange Agreement, Sanovas Ophthalmology relinquished any and all rights related to the Exchange Securities.